Segmented information	9 Months Ended
Jul. 31, 2023
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Segmented information
Note 15.    Segmented information
CIBC has four strategic business units (SBUs) – Canadian Personal and Business Banking, Canadian Commercial Banking and Wealth Management, U.S. Commercial Banking and Wealth Management, and Capital Markets. These SBUs are supported by Corporate and Other.
Canadian Personal and Business Banking provides personal and business clients across Canada with financial advice, services and solutions through banking centres, as well as mobile and online channels to help make their ambitions a reality.
Canadian Commercial Banking and Wealth Management provides high-touch, relationship-oriented banking and wealth management services to middle-market companies, entrepreneurs, high-net-worth individuals and families across Canada, as well as asset management services to institutional investors.
U.S. Commercial Banking and Wealth Management provides high-touch, relationship-oriented banking and wealth management services across the U.S., focused on middle-market and mid-corporate companies, entrepreneurs, high-net-worth individuals and families, as well as personal and small business banking services in four U.S. Midwestern markets.
Capital Markets provides integrated global markets products and services, investment banking advisory and execution, corporate banking solutions and top-ranked research to our clients around the world. It includes Direct Financial Services which focuses on expanding CIBC’s digital capabilities to provide a cohesive set of direct banking, direct investing and innovative multi-currency payment solutions for CIBC’s clients.
Corporate and Other includes the following functional groups – Technology, Infrastructure and Innovation, Risk Management, People, Culture and Brand, Finance and Enterprise Strategy, as well as other support groups. The expenses of these functional and support groups are generally allocated to the business lines within the SBUs. The majority of the functional and support costs of CIBC Bank USA are recognized directly in the U.S. Commercial Banking and Wealth Management SBU. Corporate and Other also includes the results of CIBC FirstCaribbean and other portfolio investments, as well as other income statement and balance sheet items not directly attributable to the business lines.

$ millions, for the three months ended		Canadian Personal and Business Banking	Canadian Commercial Banking and Wealth Management	U.S. Commercial Banking and Wealth Management	Capital Markets	Corporate and Other	CIBC Total
2023	Net interest income (loss) (1)	$1,898	$443	$477	$461	$(43)	$3,236
Jul. 31	Non-interest income (2)	514	907	189	894	110	2,614
	Total revenue (1)	2,412	1,350	666	1,355	67	5,850
	Provision for credit losses	423	40	255	6	12	736
	Amortization and impairment (3)	58	–	26	2	188	274
	Other non-interest expenses	1,245	674	319	671	124	3,033
	Income (loss) before income taxes	686	636	66	676	(257)	1,807
	Income taxes (1)	189	169	(7)	182	(156)	377
	Net income (loss)	$497	$467	$73	$494	$(101)	$1,430
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$10	$10
	Equity shareholders	497	467	73	494	(111)	1,420
	Average assets (4)(5)	$320,832	$91,995	$60,637	$283,129	$187,047	$943,640
2023	Net interest income (loss) (1)	$1,732	$453	$460	$562	$(20)	$3,187
Apr. 30	Non-interest income (2)	548	883	188	800	96	2,515
	Total revenue (1)	2,280	1,336	648	1,362	76	5,702
	Provision for credit losses	123	46	248	19	2	438
	Amortization and impairment (3)	61	–	31	1	189	282
	Other non-interest expenses	1,213	673	323	663	(14)	2,858
	Income (loss) before income taxes	883	617	46	679	(101)	2,124
	Income taxes (1)	246	165	(9)	182	(148)	436
	Net income	$637	$452	$55	$497	$47	$1,688
	Net income attributable to:
	Non-controlling interests	$–	$–	$–	$–	$11	$11
	Equity shareholders	637	452	55	497	36	1,677
	Average assets (4)(5)	$317,531	$91,708	$61,440	$273,196	$188,900	$932,775
2022	Net interest income (loss) (1)	$1,767	$442	$415	$662	$(50)	$3,236
Jul. 31	Non-interest income (2)	554	896	189	537	159	2,335
	Total revenue (1)	2,321	1,338	604	1,199	109	5,571
	Provision for (reversal of) credit losses	200	10	35	(9)	7	243
	Amortization and impairment (3)	59	1	29	1	170	260
	Other non-interest expenses	1,254	669	305	592	103	2,923
	Income (loss) before income taxes	808	658	235	615	(171)	2,145
	Income taxes (1)	213	174	42	168	(118)	479
	Net income (loss)	$595	$484	$193	$447	$(53)	$1,666
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$6	$6
	Equity shareholders	595	484	193	447	(59)	1,660
	Average assets (4)(5)	$310,716	$87,216	$54,528	$280,592	$166,911	$899,963
(1)
Capital Markets net interest income and income taxes includes a taxable equivalent basis (TEB) adjustment of $66 million for the three months ended July 31, 2023 (April 30, 2023: $64 million; July 31, 2022: $48 million) with an equivalent offset in Corporate and Other.

(2)	Includes intersegment revenue, which represents internal sales commissions and revenue allocations under the Product Owner/Customer Segment/Distributor Channel allocation management model.
(3)	Comprises amortization and impairment of buildings, right-of-use assets, furniture, equipment, leasehold improvements, and software and other intangible assets.
(4)	Assets are disclosed on an average basis as this measure is most relevant to a financial institution and is the measure reviewed by management.
(5)	Average balances are calculated as a weighted average of daily closing balances.

$ millions, for the nine months ended		Canadian Personal and Business Banking	Canadian Commercial Banking and Wealth Management	U.S. Commercial Banking and Wealth Management	Capital Markets	Corporate and Other	CIBC Total
2023	Net interest income ( loss) (1)	$5,339	$1,360	$1,413	$1,558	$(42)	$9,628
Jul. 31	Non-interest income (2)	1,613	2,677	607	2,640	314	7,851
	Total revenue (1)	6,952	4,037	2,020	4,198	272	17,479
	Provision for credit losses	704	132	601	15	17	1,469
	Amortization and impairment (3)	178	1	87	5	562	833
	Other non-interest expenses	3,689	2,011	992	1,982	1,402	10,076
	Income (loss) before income taxes	2,381	1,893	340	2,196	(1,709)	5,101
	Income taxes (1)	658	505	11	593	(216)	1,551
	Net income (loss)	$1,723	$1,388	$329	$1,603	$(1,493)	$3,550
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$30	$30
	Equity shareholders	1,723	1,388	329	1,603	(1,523)	3,520
	Average assets (4)(5)	$318,781	$91,198	$60,489	$284,418	$188,421	$943,307
2022	Net interest income (loss) (1)	$4,937	$1,220	$1,189	$2,214	$(104)	$9,456
Jul. 31	Non-interest income (2)	1,710	2,718	615	1,605	341	6,989
	Total revenue (1)	6,647	3,938	1,804	3,819	237	16,445
	Provision for (reversal of) credit losses	571	2	118	(61)	(9)	621
	Amortization and impairment (3)	167	2	84	4	512	769
	Other non-interest expenses	3,495	1,996	888	1,777	395	8,551
	Income (loss) before income taxes	2,414	1,938	714	2,099	(661)	6,504
	Income taxes (1)	636	512	115	569	(386)	1,446
	Net income (loss)	$1,778	$1,426	$599	$1,530	$(275)	$5,058
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$16	$16
	Equity shareholders	1,778	1,426	599	1,530	(291)	5,042
	Average assets (4)(5)	$301,508	$83,016	$52,264	$280,372	$167,006	$884,166
(1)
Capital Markets net interest income and income taxes includes a TEB adjustment of $192 million for the nine months ended July 31, 2023 (July 31, 2022: $160 million) with an equivalent offset in Corporate and Other.

(2)	Includes intersegment revenue, which represents internal sales commissions and revenue allocations under the Product Owner/Customer Segment/Distributor Channel allocation management model.
(3)	Comprises amortization and impairment of buildings, right-of-use assets, furniture, equipment, leasehold improvements, and software and other intangible assets.
(4)	Assets are disclosed on an average basis as this measure is most relevant to a financial institution and is the measure reviewed by management.
(5)	Average balances are calculated as a weighted average of daily closing balances.